Cash and cash equivalents (Tables)	12 Months Ended
Mar. 31, 2017
Cash and Cash Equivalents [Abstract]
Summary of Cash and Cash Equivalents

Cash and cash equivalents consist of the following:

	2016 (INR)	As of March 31,
		2017 (INR)	2017 (US$)
Bank demand deposits	2,798,336	4,614,158	71,151
Term deposits	291,951	846,394	13,052
Cash on hand	99	118	2

Total	3,090,386	5,460,670	84,205